Note 10 - Non-interest Income and Non-interest Expense	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
(10)	Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31, 2020, 2019 and 2018 are presented below:

	In Thousands
	2020	2019	2018
Non-interest income:
Service charges on deposits	$5,659	6,952	6,799
Brokerage income	4,837	4,411	4,255
Debit and credit card interchange income	9,187	8,301	7,325
Other fees and commissions	1,540	1,521	2,124
BOLI and annuity earnings	823	810	841
Security gain (loss), net	882	(268)	(650)
Fees and gains on sales of mortgage loans	9,560	6,802	4,639
Gain (loss) on sale of other real estate, net	658	(48)	(80)
Loss on sale of fixed assets, net	(63)	(128)	(2)
Loss on sale of other assets, net	(4)	(4)	(3)
Other income	61	—	—
	$33,140	28,349	25,248

	In Thousands
	2020	2019	2018
Non-interest expense:
Employee salaries and benefits	$45,661	42,541	39,590
Equity-based compensation	1,180	786	1,237
Occupancy expenses	5,216	4,789	4,403
Furniture and equipment expenses	3,267	3,110	2,767
Data processing expenses	5,101	4,495	2,900
Advertising expenses	2,487	2,498	2,552
ATM & interchange fees	3,880	3,439	3,091
Accounting, legal & consulting expenses	909	1,382	977
FDIC insurance	598	373	843
Directors’ fees	634	586	543
Other operating expenses	11,986	10,629	10,177
	$80,919	74,628	69,080